Summary of significant accounting policies - Useful lives (Details 2)	Dec. 31, 2023
Building improvements | Minimum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	5 years
Building improvements | Maximum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	10 years
Other leasehold improvements | Maximum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	10 years
Rented premises improvements | Maximum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	10 years
Other tangible fixed assets | Minimum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	3 years
Other tangible fixed assets | Maximum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	10 years
Capitalized software | Maximum
Premises and equipment disclosures
Property, Plant and Equipment, Useful Life	7 years